FINANCIAL INSTRUMENTS - Fair value of financial instruments - Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Financial assets	R$ 8,112,935	R$ 9,451,689
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,338,097	2,959,135
Financial assets, at fair value	2,338,097	2,959,135
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,875,394	4,999,004
Financial assets, at fair value	4,875,394	4,999,004
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	766	3,272
Financial assets, at fair value	766	3,272
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	543,288	789,901
Financial assets, at fair value	543,288	789,901
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	355,390	700,377
Financial assets, at fair value	R$ 355,390	R$ 700,377